Share Based Awards (Details - Stock options activity) - Equity Option [Member]	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-Qualified Options outstanding | shares	0
Options outstanding, weighted average exercise price | $ / shares	$ 0
Aggregate Intrinsic Value Granted Outstanding At Beginning | $	$ 0
Non-Qualified Options granted | shares	310,000
Options granted, weighted average exercise price | $ / shares	$ 1.20
Options outstanding, weighted average remaining contractual term	9 years 9 months 29 days
Options granted, aggregatge intrinsic value | $	$ 31,000
Non-Qualified Options forfeited/canceled | shares	0
Options forfeited/cancelled, weighted average exercise price | $ / shares	$ 0
Non-Qualified Options exercised | shares	0
Options exercised, weighted average exercise price | $ / shares	$ 0
Non-Qualified Options outstanding | shares	310,000
Options outstanding, weighted average exercise price | $ / shares	$ 1.20
Options outstanding, weighted average remaining contractual term	9 years 9 months 29 days
Options outstanding, aggregatge intrinsic value | $	$ 31,000